Offerings - Offering: 1	May 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	29.175
Maximum Aggregate Offering Price	$ 36,468,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,583.37
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover additional shares of common stock which may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without consideration which results in an increase in the number of Highwoods Properties, Inc.s shares of outstanding common stock. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457c and h of the Securities Act of 1933. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of Highwoods Properties, Inc. on the New York Stock Exchange on May 7, 2025. Represents the number of shares of common stock, par value $0.01 per share, of Highwoods Properties, Inc. issuable under the Highwoods Properties, Inc. 2025 Long Term Equity Incentive Plan (the Plan). Shares of common stock issuable under the Plan include awards of restricted stock and restricted stock units under the Plan.